Portfolio of Investments (unaudited)
As of July 31, 2024
abrdn Asia-Pacific Income Fund, Inc.

	Principal Amount		Value
CORPORATE BONDS—74.9%
AUSTRALIA—9.9%
Australia & New Zealand Banking Group Ltd., (fixed rate to 08/12/2027, variable rate thereafter), 5.91%, 08/12/2032(a)	AUD	900,000	$ 599,714
Commonwealth Bank of Australia
(fixed rate to 11/09/2027, variable rate thereafter), 6.86%, 11/09/2027(a)(b)		4,000,000	2,742,928
(fixed rate to 03/15/2033, variable rate thereafter), 6.70%, 03/15/2033(a)		7,500,000	5,203,365
Emeco Pty. Ltd., 6.25%, 07/10/2026(a)		1,000,000	635,312
Macquarie Bank Ltd., 3.62%, 06/03/2030(b)		$6,845,000	6,239,390
Mineral Resources Ltd., 8.00%, 11/01/2027(a)(b)		6,850,000	7,030,471
National Australia Bank Ltd.
(fixed rate to 08/03/2027, variable rate thereafter), 6.32%, 08/03/2032(a)(b)	AUD	5,000,000	3,368,496
6.43%, 01/12/2033(b)		$2,000,000	2,135,997
(fixed rate to 03/09/2028, variable rate thereafter), 6.16%, 03/09/2033(a)(b)	AUD	1,500,000	1,006,484
NBN Co. Ltd., 6.00%, 10/06/2033(a)(b)		$1,300,000	1,394,986
Perenti Finance Pty. Ltd., 7.50%, 04/26/2029(a)(b)		5,000,000	5,128,652
Qantas Airways Ltd., 5.25%, 09/09/2030(a)(b)	AUD	2,000,000	1,271,644
QBE Insurance Group Ltd. VRN, (fixed rate to 05/12/2025, variable rate thereafter), 5.88%, 05/12/2025(b)(c)		$4,000,000	3,963,064
Santos Finance Ltd., 4.13%, 09/14/2027(a)(b)		4,900,000	4,741,436
Wesfarmers Ltd., 2.55%, 06/23/2031(a)(b)	AUD	20,000,000	11,046,865
Westpac Banking Corp.
4.11%, 04/15/2025	SGD	250,000	186,934
5.20%, 04/16/2026		$250,000	251,977
(fixed rate to 06/23/2028, variable rate thereafter), 6.49%, 06/23/2033(a)	AUD	5,000,000	3,394,166
(fixed rate to 06/23/2033, variable rate thereafter), 6.93%, 06/23/2033(a)(b)		7,600,000	5,325,763
(fixed rate to 11/15/2033, variable rate thereafter), 7.20%, 11/15/2033(a)		10,000,000	7,113,259
Total Australia			72,780,903
BAHRAIN—0.4%
Bapco Energies BSC Closed, 7.50%, 10/25/2027(b)		$2,500,000	2,582,578
	Principal Amount		Value

CHINA—11.2%
AAC Technologies Holdings, Inc., 3.75%, 06/02/2031(a)(b)		$1,800,000	$ 1,572,480
Central China Real Estate Ltd.
7.75%, 05/24/2024(a)(b)(d)(e)		3,500,000	78,750
7.25%, 04/28/2025(a)(d)(e)(f)		190,000	4,750
7.65%, 08/27/2025(a)(d)(e)(f)		1,110,000	27,750
7.90%, 11/07/2025(a)(d)(e)(f)		800,000	20,000
Central Huijin Investment Ltd., Series 2020-4, 3.02%, 03/13/2025	CNY	30,000,000	4,180,788
China Construction Bank Corp., Series 2021-1, 3.45%, 08/10/2031(a)		50,000,000	7,118,139
China Evergrande Group, 8.75%, 06/28/2025(a)(b)(d)(e)		$12,500,000	171,875
China Oil & Gas Group Ltd., 4.70%, 06/30/2026(a)(b)		5,000,000	4,655,000
CIFI Holdings Group Co. Ltd., 5.95%, 10/20/2025(a)(b)(d)		1,300,000	136,500
Coastal Emerald Ltd. VRN, (fixed rate to 05/30/2027, variable rate thereafter), 6.50%, 05/30/2027(b)(c)		2,340,000	2,392,650
Country Garden Holdings Co. Ltd.
7.25%, 04/08/2026(a)(b)(d)(e)		3,277,000	267,008
3.30%, 01/12/2031(a)(b)(d)(e)		2,522,000	199,364
Far East Horizon Ltd., 4.25%, 10/26/2026(b)		3,670,000	3,527,953
Fortune Star BVI Ltd., 5.95%, 10/19/2025(a)(b)		1,250,000	1,206,296
GLP China Holdings Ltd., 2.95%, 03/29/2026(b)		3,962,000	3,427,328
Health & Happiness H&H International Holdings Ltd., 13.50%, 06/26/2026(a)(b)		2,170,000	2,303,966
Huarong Finance 2017 Co. Ltd., 4.75%, 04/27/2027(b)		7,500,000	7,153,500
Industrial & Commercial Bank of China Ltd.
Series 2020-2, 4.15%, 11/16/2030(a)	CNY	50,000,000	7,107,222
Series 2022-1, 3.28%, 01/20/2032(a)		30,000,000	4,277,395
Kaisa Group Holdings Ltd.
10.88%, 07/23/2023(a)(b)(d)(e)		$1,211,000	45,413
9.75%, 09/28/2023(a)(b)(d)(e)		700,000	26,866
Lenovo Group Ltd., 6.54%, 07/27/2032(a)(b)		5,600,000	6,012,638
Logan Group Co. Ltd.
6.50%, 07/16/2023(a)(b)(d)(e)		7,800,000	691,626
5.25%, 10/19/2025(a)(b)(d)(e)		7,800,000	637,026
Meituan, 3.05%, 10/28/2030(a)(b)		3,300,000	2,924,584
Science City Guangzhou Investment Group Co. Ltd., 6.80%, 08/05/2025(b)		4,950,000	4,993,320
Shimao Group Holdings Ltd.
6.13%, 02/21/2024(a)(b)(d)(e)		4,400,000	226,600
5.60%, 07/15/2026(a)(b)(d)(e)		2,800,000	142,744

See accompanying  Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of July 31, 2024
abrdn Asia-Pacific Income Fund, Inc.

Principal Amount		Value
CORPORATE BONDS (continued)
CHINA (continued)
Sunac China Holdings Ltd.
PIK, 6.00%, 09/30/2026(a)(b)(e)(g)	$752,650	$ 92,200
PIK, 6.25%, 09/30/2027(a)(b)(e)(g)	753,563	82,681
PIK, 6.50%, 09/30/2027(a)(b)(e)(g)	1,508,954	150,896
PIK, 6.75%, 09/30/2028(a)(b)(e)(g)	2,266,172	214,720
PIK, 7.00%, 09/30/2029(a)(b)(e)(g)	2,268,912	191,042
PIK, 7.25%, 09/30/2030(a)(b)(e)(g)	1,067,086	84,466
PIK, 1.00%, 09/30/2032(a)(b)(e)(g)	907,794	54,922
Tencent Holdings Ltd., 3.84%, 04/22/2051(a)(b)	5,200,000	3,954,014
Times China Holdings Ltd., 6.20%, 03/22/2026(a)(b)(d)(e)	7,100,000	166,850
Wanda Properties Global Co. Ltd., 11.00%, 01/20/2025(b)	2,700,000	2,534,922
Weibo Corp., 3.38%, 07/08/2030(a)	4,000,000	3,550,943
Yuzhou Group Holdings Co. Ltd., 8.30%, 05/27/2025(a)(b)(d)(e)	7,000,000	437,500
Zhenro Properties Group Ltd.
7.88%, 04/14/2024(a)(b)(d)(e)	4,000,000	5,000
7.10%, 09/10/2024(a)(b)(d)(e)	1,000,000	5,130
6.63%, 01/07/2026(a)(b)(d)(e)	10,457,000	94,113
Zhongsheng Group Holdings Ltd., 5.98%, 01/30/2028(a)(b)	4,810,000	4,795,618
Total China		81,944,548
FRANCE—0.7%
BNP Paribas SA VRN, (fixed rate to 08/14/2028, variable rate thereafter), 8.50%, 08/14/2028(b)(c)	5,240,000	5,496,173
GEORGIA—0.9%
Bank of Georgia JSC VRN, (fixed rate to 07/16/2029, variable rate thereafter), 9.50%, 07/16/2029(b)(c)	2,500,000	2,437,500
Georgia Global Utilities JSC, 8.88%, 07/25/2029(a)(b)	4,119,000	4,134,446
Total Georgia		6,571,946
HONG KONG—7.4%
AIA Group Ltd., 5.63%, 10/25/2027(a)(b)	5,000,000	5,145,379
Bank of East Asia Ltd. VRN, (fixed rate to 03/15/2026, variable rate thereafter), 6.75%, 03/15/2027(a)(b)	2,500,000	2,534,920
CAS Capital No. 1 Ltd. VRN, (fixed rate to 07/12/2026, variable rate thereafter), 4.00%, 07/12/2026(b)(c)	7,000,000	6,625,640
	Principal Amount		Value

Hongkong Land Finance Cayman Islands Co. Ltd., 5.25%, 07/14/2033(a)(b)		$2,500,000	$ 2,521,705
Hutchison Whampoa Finance CI Ltd., 7.50%, 08/01/2027(b)		15,500,000	16,652,425
Hutchison Whampoa International 03/33 Ltd., 7.45%, 11/24/2033(b)		980,000	1,145,604
Melco Resorts Finance Ltd.
5.75%, 07/21/2028(a)(b)		3,000,000	2,811,096
7.63%, 04/17/2032(a)(b)		4,769,000	4,745,030
NWD Finance BVI Ltd. VRN, (fixed rate to 03/22/2026, variable rate thereafter), 5.25%, 03/22/2026(b)(c)		6,900,000	5,903,069
Phoenix Lead Ltd., 4.85%, 02/23/2025(b)(c)		3,100,000	2,578,490
Prudential Funding Asia PLC VRN, (fixed rate to 08/03/2028, variable rate thereafter), 2.95%, 11/03/2033(a)(b)		3,600,000	3,243,204
Total Hong Kong			53,906,562
INDIA—14.6%
Axis Bank Ltd./Gandhinagar VRN, (fixed rate to 09/08/2026, variable rate thereafter), 4.10%, 09/08/2026(b)(c)		10,100,000	9,504,908
GMR Hyderabad International Airport Ltd., 4.75%, 02/02/2026(b)		1,200,000	1,173,146
Greenko Wind Projects Mauritius Ltd., 5.50%, 04/06/2025(a)(b)		8,206,000	8,144,455
HDFC Bank Ltd.
Series Q003, 7.90%, 08/24/2026	INR	100,000,000	1,190,474
Series 1, 7.95%, 09/21/2026		750,000,000	8,965,343
Series AB1, 7.69%, 01/27/2033		660,000,000	7,876,535
ICICI Bank Ltd., 9.15%, 08/06/2024		250,000,000	2,986,131
India Green Power Holdings, 4.00%, 02/22/2027(a)(b)(f)		$6,600,297	6,202,704
Indian Railway Finance Corp. Ltd., Series 129, 8.45%, 12/04/2028	INR	50,000,000	618,723
JSW Infrastructure Ltd.
4.95%, 01/21/2029(a)(b)		$3,420,000	3,273,949
4.95%, 01/21/2029(a)(b)		1,600,000	1,531,672
Manappuram Finance Ltd., 7.38%, 05/12/2028(b)(f)		2,500,000	2,501,447
Muthoot Finance Ltd., 7.13%, 02/14/2028(b)(f)		2,389,000	2,432,746
National Highways Authority of India, Series 5, 7.70%, 09/13/2029	INR	150,000,000	1,803,506
Periama Holdings LLC, 5.95%, 04/19/2026(b)		$3,280,000	3,260,320
Power Finance Corp. Ltd.
Series 125, 8.65%, 12/28/2024	INR	400,000,000	4,784,244
6.15%, 12/06/2028(b)		$7,112,000	7,355,223

See accompanying  Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of July 31, 2024
abrdn Asia-Pacific Income Fund, Inc.

	Principal Amount		Value
CORPORATE BONDS (continued)
INDIA (continued)
Power Grid Corp. of India Ltd.
8.13%, 04/25/2027	INR	150,000,000	$ 1,825,419
8.13%, 04/25/2028		500,000,000	6,127,650
REC Ltd.
Series 123, 9.34%, 08/25/2024		150,000,000	1,789,855
5.63%, 04/11/2028(b)		$3,443,000	3,499,424
Sammaan Capital Ltd.
9.00%, 04/29/2026	INR	100,000,000	1,150,594
9.70%, 07/03/2027(b)		$2,334,000	2,328,632
Shriram Finance Ltd., 6.63%, 04/22/2027(b)		5,000,000	5,030,045
SMRC Automotive Holdings Netherlands BV, 5.63%, 07/11/2029(a)(b)		2,863,000	2,899,898
State of Maharashtra, 7.20%, 08/09/2027	INR	300,000,000	3,581,813
UPL Corp. Ltd., 4.50%, 03/08/2028(b)		$3,941,000	3,522,424
Vedanta Resources Finance II PLC, 13.88%, 01/21/2027(a)(b)		1,410,000	1,419,608
Total India			106,780,888
INDONESIA—3.2%
Bank Mandiri Persero Tbk. PT, 5.50%, 04/04/2026(b)		2,216,000	2,214,003
Bank Negara Indonesia Persero Tbk. PT VRN, (fixed rate to 03/24/2027, variable rate thereafter), 4.30%, 03/24/2027(b)(c)		1,430,000	1,342,316
Bank Rakyat Indonesia Persero Tbk. PT, Series OB, 8.25%, 08/24/2024	IDR	10,000,000,000	615,683
Bank Tabungan Negara Persero Tbk. PT, 4.20%, 01/23/2025(b)		$5,000,000	4,936,617
LLPL Capital Pte. Ltd., 6.88%, 02/04/2039(b)(f)		4,741,975	4,820,232
Medco Maple Tree Pte. Ltd., 8.96%, 04/27/2029(a)(b)		3,506,000	3,686,330
Pertamina Geothermal Energy PT, 5.15%, 04/27/2028(a)(b)		2,892,000	2,896,214
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 6.15%, 05/21/2048(b)		3,129,000	3,117,659
Total Indonesia			23,629,054
ISRAEL—0.2%
Teva Pharmaceutical Finance Netherlands III BV, 7.88%, 09/15/2029(a)		1,200,000	1,295,680
JAPAN—0.5%
Rakuten Group, Inc., 11.25%, 02/15/2027(b)		3,500,000	3,781,610
KAZAKHSTAN—0.9%
Development Bank of Kazakhstan JSC, 10.95%, 05/06/2026(b)	KZT	3,265,000,000	6,599,331
	Principal Amount		Value

KUWAIT—0.5%
MEGlobal Canada ULC, 5.00%, 05/18/2025(b)		$3,659,000	$ 3,628,345
MACAO—2.5%
MGM China Holdings Ltd., 7.13%, 06/26/2031(a)(b)		3,600,000	3,647,601
Sands China Ltd., 5.40%, 08/08/2028(a)		5,900,000	5,814,886
Studio City Finance Ltd., 5.00%, 01/15/2029(a)(b)		3,500,000	3,118,331
Wynn Macau Ltd., 5.50%, 10/01/2027(a)(b)		6,000,000	5,726,177
Total Macao			18,306,995
MALAYSIA—1.7%
DRB-Hicom Bhd. IMTN, 5.10%, 12/12/2029	MYR	5,000,000	1,122,958
Malayan Banking Bhd. VRN, (fixed rate to 09/25/2024, variable rate thereafter), 4.08%, 09/25/2024(c)(e)		5,000,000	1,090,173
Pengerang LNG Two Sdn Bhd.
IMTN, 2.86%, 10/20/2028		5,000,000	1,053,064
IMTN, 2.92%, 10/19/2029		5,000,000	1,046,532
Petroliam Nasional Bhd., 7.63%, 10/15/2026(b)		$2,000,000	2,112,608
Petronas Capital Ltd., 3.50%, 04/21/2030(a)(b)		2,300,000	2,154,842
Press Metal Aluminium Holdings Bhd. IMTN, 4.00%, 08/15/2025	MYR	5,000,000	1,090,695
Tenaga Nasional Bhd., 7.50%, 01/15/2096(b)		$2,700,000	2,658,030
Total Malaysia			12,328,902
MOROCCO—0.4%
OCP SA, 7.50%, 05/02/2054(a)(b)		2,672,000	2,761,846
PHILIPPINES—2.4%
AC Energy Finance International Ltd., 5.10%, 11/25/2025(b)(c)		6,800,000	5,325,451
Globe Telecom, Inc.
VRN, (fixed rate to 08/02/2026, variable rate thereafter), 4.20%, 08/02/2026(b)(c)		2,097,000	2,018,488
3.00%, 07/23/2035(a)(b)		2,000,000	1,560,510
ICTSI Treasury BV, 5.88%, 09/17/2025(b)		4,500,000	4,506,244
Manila Water Co., Inc., 4.38%, 07/30/2030(a)(b)		4,200,000	3,953,250
Total Philippines			17,363,943
SAUDI ARABIA—1.1%
Greensaif Pipelines Bidco SARL, 6.10%, 08/23/2042(b)(f)		5,014,000	5,008,946
Saudi Electricity Global Sukuk Co. 3, 5.50%, 04/08/2044(b)		2,976,000	2,936,836
Total Saudi Arabia			7,945,782

See accompanying  Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of July 31, 2024
abrdn Asia-Pacific Income Fund, Inc.

Principal Amount			Value
CORPORATE BONDS (continued)
SINGAPORE—0.8%
DBS Group Holdings Ltd., 5.48%, 09/12/2025(b)		$2,820,000	$ 2,841,763
GLP Pte. Ltd. VRN, (fixed rate to 05/17/2026, variable rate thereafter), 4.50%, 05/17/2026(b)(c)		4,538,000	2,931,094
Total Singapore			5,772,857
SOUTH KOREA—4.5%
Busan Bank Co. Ltd., 3.63%, 07/25/2026(b)		5,100,000	4,927,714
Kookmin Bank, 2.50%, 11/04/2030(b)		2,000,000	1,710,900
Shinhan Bank Co. Ltd., 4.50%, 03/26/2028(b)		5,900,000	5,755,707
Shinhan Financial Group Co. Ltd., 5.00%, 07/24/2028(b)		4,900,000	4,925,468
SK Hynix, Inc., 6.50%, 01/17/2033(b)		5,400,000	5,830,510
Tongyang Life Insurance Co. Ltd. VRN, (fixed rate to 09/22/2025, variable rate thereafter), 5.25%, 09/22/2025(b)(c)		5,100,000	5,027,447
Woori Bank VRN, (fixed rate to 07/24/2029, variable rate thereafter), 6.38%, 07/24/2029(b)(c)		5,000,000	5,001,525
Total South Korea			33,179,271
SUPRANATIONAL—1.4%
Asian Infrastructure Investment Bank, 6.65%, 06/30/2033(b)	INR	550,000,000	6,365,197
Corp. Andina de Fomento, 8.25%, 04/26/2034		320,000,000	3,931,400
Total Supranational			10,296,597
SWITZERLAND—0.4%
UBS Group AG
VRN, (fixed rate to 11/13/2028, variable rate thereafter), 9.25%, 11/13/2028(b)(c)		$1,200,000	1,306,464
VRN, (fixed rate to 11/13/2033, variable rate thereafter), 9.25%, 11/13/2033(b)(c)		1,600,000	1,810,648
Total Switzerland			3,117,112
THAILAND—1.4%
Bangkok Bank PCL
9.03%, 03/15/2029(b)		1,200,000	1,381,136
VRN, (fixed rate to 09/25/2029, variable rate thereafter), 3.73%, 09/25/2034(a)(b)		6,900,000	6,245,237
PTTEP Treasury Center Co. Ltd., 3.90%, 12/06/2059(b)		3,342,000	2,595,651
Total Thailand			10,222,024
Principal Amount			Value

UNITED ARAB EMIRATES—2.1%
DP World Ltd., 6.85%, 07/02/2037(b)		$2,700,000	$ 2,976,615
Galaxy Pipeline Assets Bidco Ltd., 2.63%, 03/31/2036(b)(f)		7,237,000	5,996,862
MAF Global Securities Ltd.
VRN, (fixed rate to 03/20/2026, variable rate thereafter), 6.38%, 03/20/2026(b)(c)		1,500,000	1,484,784
VRN, (fixed rate to 06/30/2027, variable rate thereafter), 7.88%, 06/30/2027(b)(c)		5,000,000	5,112,500
Total United Arab Emirates			15,570,761
UNITED KINGDOM—3.5%
HSBC Holdings PLC VRN, (fixed rate to 03/07/2028, variable rate thereafter), 8.00%, 03/07/2028(c)		8,200,000	8,666,850
Standard Chartered PLC
VRN, (fixed rate to 01/09/2028, variable rate thereafter), 6.30%, 01/09/2029(a)(b)		7,276,000	7,542,054
VRN, (fixed rate to 03/08/2030, variable rate thereafter), 7.88%, 03/08/2030(b)(c)		9,500,000	9,627,813
Total United Kingdom			25,836,717
UNITED STATES—1.8%
Hyundai Capital America
6.38%, 04/08/2030(a)(b)		5,100,000	5,425,283
5.40%, 01/08/2031(a)(b)		2,800,000	2,842,946
Nissan Motor Acceptance Co. LLC, 7.05%, 09/15/2028(a)(b)		4,900,000	5,153,772
Total United States			13,422,001
VIETNAM—0.5%
Mong Duong Finance Holdings BV, 5.13%, 05/07/2029(a)(b)(f)		3,634,540	3,486,994
Total Corporate Bonds			548,609,420
GOVERNMENT BONDS—64.6%
ANGOLA—1.5%
Angola Government International Bonds, 9.50%, 11/12/2025(b)		11,000,000	11,191,730
AUSTRALIA—0.3%
Queensland Treasury Corp., 3.50%, 08/21/2030(b)(h)	AUD	300,000	186,972
Treasury Corp. of Victoria, 2.25%, 11/20/2040(h)		5,000,000	2,129,266
Total Australia			2,316,238
BRAZIL—2.3%
Brazil Notas do Tesouro Nacional
Series F, 10.00%, 01/01/2029	BRL	73,000,000	12,114,533
Series F, 10.00%, 01/01/2033		30,000,000	4,797,536
Total Brazil			16,912,069

See accompanying  Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of July 31, 2024
abrdn Asia-Pacific Income Fund, Inc.

	Principal Amount		Value
GOVERNMENT BONDS (continued)
DOMINICAN REPUBLIC—0.6%
Dominican Republic International Bonds, 13.63%, 02/03/2033(a)(b)	DOP	219,950,000	$ 4,355,379
EGYPT—0.7%
Egyptian Financial Co. for Sovereign Taskeek, 10.88%, 02/28/2026(b)		$5,000,000	5,175,000
HONG KONG—0.5%
Airport Authority, 4.88%, 01/12/2033(a)(b)		1,350,000	1,399,314
Hong Kong Government International Bonds
5.25%, 01/11/2053(b)		1,660,000	1,791,499
5.25%, 01/11/2053(b)		700,000	755,451
Total Hong Kong			3,946,264
INDIA—9.7%
Export-Import Bank of India, 5.50%, 01/18/2033(b)		2,500,000	2,560,446
India Government Bonds
6.79%, 05/15/2027	INR	325,000,000	3,873,625
7.26%, 01/14/2029		1,340,000,000	16,197,710
9.20%, 09/30/2030		9,590,000	127,113
7.26%, 02/06/2033		270,000,000	3,283,388
6.19%, 09/16/2034		500,000,000	5,601,081
7.54%, 05/23/2036		721,000,000	8,953,700
7.41%, 12/19/2036		733,000,000	9,023,134
7.18%, 07/24/2037		250,000,000	3,022,913
7.40%, 09/19/2062		1,500,000,000	18,444,435
Total India			71,087,545
INDONESIA—18.3%
Indonesia Government International Bonds
8.50%, 10/12/2035(b)		$9,880,000	12,627,677
7.75%, 01/17/2038(b)		6,000,000	7,425,144
5.35%, 02/11/2049		2,670,000	2,693,683
	Principal Amount		Value

Indonesia Treasury Bonds
Series FR64, 6.13%, 05/15/2028	IDR	271,570,000,000	$ 16,368,161
Series FR71, 9.00%, 03/15/2029		200,000,000,000	13,368,964
Series FR78, 8.25%, 05/15/2029		240,000,000,000	15,629,730
Series FR82, 7.00%, 09/15/2030		65,000,000,000	4,038,569
Series FR87, 6.50%, 02/15/2031		21,000,000,000	1,265,308
Series FR73, 8.75%, 05/15/2031		300,000,000,000	20,249,251
Series FR54, 9.50%, 07/15/2031		16,000,000,000	1,119,966
Series FR96, 7.00%, 02/15/2033		365,606,000,000	22,552,449
Series 100, 6.63%, 02/15/2034		34,000,000,000	2,044,433
Series FR72, 8.25%, 05/15/2036		69,000,000,000	4,661,659
Series FR79, 8.38%, 04/15/2039		98,500,000,000	6,766,228
Series FR83, 7.50%, 04/15/2040		44,000,000,000	2,810,140
Total Indonesia			133,621,362
IVORY COAST—0.7%
Ivory Coast Government International Bonds, 8.25%, 01/30/2037(b)(f)		$5,000,000	4,835,250
MALAYSIA—1.3%
Malaysia Government Bonds
Series 0417, 3.90%, 11/16/2027	MYR	5,000,000	1,104,906
Series 0513, 3.73%, 06/15/2028		5,000,000	1,097,656
Series 0222, 4.70%, 10/15/2042		16,500,000	3,910,286
Series 0120, 4.07%, 06/15/2050		14,800,000	3,186,287
Total Malaysia			9,299,135
MEXICO—3.3%
Mexico Bonos,Series M, 8.50%, 05/31/2029	MXN	469,000,000	23,966,804
MONGOLIA—0.3%
Mongolia Government International Bonds, 8.65%, 01/19/2028(b)		$2,400,000	2,517,072
NIGERIA—1.8%
Nigeria Government International Bonds, 8.75%, 01/21/2031(b)		14,100,000	13,113,592
PAKISTAN—4.0%
Pakistan Global Sukuk Programme Co. Ltd., 7.95%, 01/31/2029(b)		6,245,000	5,565,856
Pakistan Government International Bonds
8.25%, 09/30/2025(b)		2,709,000	2,607,955
6.88%, 12/05/2027(b)		4,000,000	3,426,196
7.38%, 04/08/2031(b)		1,855,000	1,472,406
Pakistan Treasury Bills, 16.07%, 05/29/2025	PKR	5,295,000,000	16,465,942
Total Pakistan			29,538,355

See accompanying  Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of July 31, 2024
abrdn Asia-Pacific Income Fund, Inc.

	Principal Amount		Value
GOVERNMENT BONDS (continued)
PHILIPPINES—8.1%
Philippines Government Bonds
Series 1069, 6.75%, 09/15/2032	PHP	1,118,370,000	$ 19,824,835
Series 1071, 6.63%, 08/17/2033		148,140,000	2,610,342
Series 1072, 6.25%, 01/25/2034		440,220,000	7,591,955
Series 25-6, 9.25%, 11/05/2034		435,710,000	9,169,452
Series 25-7, 8.00%, 09/30/2035		260,310,000	5,092,642
Philippines Government International Bonds
6.38%, 10/23/2034		$6,500,000	7,206,966
4.20%, 03/29/2047		2,570,000	2,168,399
5.50%, 01/17/2048		5,200,000	5,304,988
Total Philippines			58,969,579
SOUTH AFRICA—1.7%
Republic of South Africa Government Bonds,Series 2032, 8.25%, 03/31/2032	ZAR	256,987,600	12,676,879
SOUTH KOREA—4.8%
Export-Import Bank of Korea, 5.13%, 01/11/2033		$4,884,000	5,013,534
Industrial Bank of Korea, 5.13%, 10/25/2024(b)		2,500,000	2,499,046
Korea Electric Power Corp.
5.38%, 07/31/2026(b)		5,000,000	5,053,812
5.13%, 04/23/2034(b)		5,200,000	5,286,249
Korea Housing Finance Corp., 4.63%, 02/24/2033(b)		5,000,000	4,907,051
Korea Treasury Bonds,Series 5203, 2.50%, 03/10/2052	KRW	18,300,000,000	12,107,732
Total South Korea			34,867,424
SUPRANATIONAL—4.1%
European Bank for Reconstruction & Development, 6.75%, 03/14/2031	INR	850,000,000	10,053,154
Inter-American Development Bank EMTN, 7.00%, 04/17/2033		850,000,000	10,202,284
International Bank for Reconstruction & Development, 7.05%, 07/22/2029		817,000,000	9,811,172
Total Supranational			30,066,610
TAJIKISTAN—0.4%
Republic of Tajikistan International Bonds, 7.13%, 09/14/2027(b)(f)		$3,000,000	2,888,868
URUGUAY—0.2%
Uruguay Government International Bonds, 8.25%, 05/21/2031	UYU	79,419,234	1,832,751
Total Government Bonds			473,177,906
Principal Amount		Value
SHORT-TERM INVESTMENT—0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.26%(i)	1,982,551	$ 1,982,551
Total Short-Term Investment		1,982,551
Total Investments (Cost $1,148,746,497)—139.8%		1,023,769,877
Long Term Debt Securities		(326,000,000)
Other Assets in Excess of Liabilities—4.7%		34,359,648
Net Assets—100.0%		$732,129,525

(a)	The maturity date presented for these instruments represents the next call/put date.
(b)	Denotes a security issued under Regulation S or Rule 144A.
(c)	Perpetual maturity. Maturity date presented represents the next call date.
(d)	Security is in default.
(e)	Illiquid security.
(f)	Sinkable security.
(g)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(h)	Denotes the security is government guaranteed.
(i)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of July 31, 2024.

AUD	Australian Dollar
BRL	Brazilian Real
CNH	Chinese Yuan Renminbi Offshore
CNY	Chinese Yuan Renminbi
DOP	Dominican Republic Peso
EMTN	Euro Medium Term Note
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	South Korean Won
KZT	Kazakhstan Tenge
MXN	Mexican Peso
MYR	Malaysian Ringgit
PHP	Philippine Peso
PIK	Payment-In-Kind
PKR	Pakistan Rupee
PLC	Public Limited Company
SGD	Singapore Dollar
THB	Thai Baht
USD	U.S. Dollar
UYU	Uruguayan Peso
VRN	Variable Rate Note
ZAR	South African Rand

See accompanying Notes  to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of July 31, 2024
abrdn Asia-Pacific Income Fund, Inc.

At July 31, 2024, the Fund held the following futures contracts:

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
Long Contract Positions
Korea Treasury Bond - 10 Year	490	9/13/2024	$40,551,571	$41,495,624	$944,053
Ultra United States Treasury Note 10 Year	190	9/19/2024	23,542,505	24,314,063	771,558
United States Treasury Note 6%—5 Year	300	9/30/2024	31,769,972	32,367,187	597,215
					$2,312,826
Short Contract Positions
United States Treasury Notes 10 Year	(247)	9/19/2024	$(27,108,777)	$(27,617,688)	$(508,911)
					$1,803,915

At July 31, 2024, the Fund held the following forward foreign currency contracts:

Purchase Contracts Settlement Date*	Counterparty	Currency Purchased	Amount Purchased	Currency Sold	Amount Sold	Fair Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar/United States Dollar
10/18/2024	UBS AG	AUD	51,416,955	USD	34,523,349	$33,684,775	$(838,574)
Chinese Yuan Renminbi Offshore/United States Dollar
09/13/2024	Royal Bank of Canada	CNH	257,689,905	USD	35,662,375	35,788,418	126,043
Indonesian Rupiah/United States Dollar
08/02/2024	HSBC Bank USA	IDR	196,490,181,000	USD	12,050,310	12,084,267	33,957
08/02/2024	HSBC Bank USA	IDR	50,000,000,000	USD	3,080,157	3,075,031	(5,126)
08/02/2024	UBS AG	IDR	246,490,181,000	USD	15,127,666	15,159,298	31,632
Malaysian Ringgit/United States Dollar
08/08/2024	Standard Chartered Bank	MYR	10,587,000	USD	2,253,464	2,305,266	51,802
Philippine Peso/United States Dollar
08/28/2024	Citibank N.A.	PHP	296,029,000	USD	5,039,392	5,071,793	32,401
Singapore Dollar/United States Dollar
08/22/2024	Standard Chartered Bank	SGD	45,420,012	USD	33,765,007	34,013,621	248,614
South Korean Won/United States Dollar
10/02/2024	Royal Bank of Canada	KRW	19,996,988,746	USD	14,508,486	14,638,012	129,526
Thai Baht/United States Dollar
09/27/2024	Standard Chartered Bank	THB	715,283,560	USD	19,537,182	20,157,321	620,139
						$175,977,802	$430,414

Sale Contracts Settlement Date*	Counterparty	Currency Purchased	Amount Purchased	Currency Sold	Amount Sold	Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/Indonesian Rupiah
08/02/2024	HSBC Bank USA	USD	15,127,665	IDR	246,490,181,000	$15,159,298	$(31,633)
08/02/2024	UBS AG	USD	15,255,031	IDR	246,490,181,000	15,159,298	95,733
10/11/2024	HSBC Bank USA	USD	20,228,227	IDR	330,490,181,000	20,311,722	(83,495)
United States Dollar/Malaysian Ringgit
08/08/2024	BNP Paribas S.A.	USD	15,737,104	MYR	74,037,407	16,121,273	(384,169)
United States Dollar/Mexican Peso
09/05/2024	HSBC Bank USA	USD	13,424,425	MXN	238,520,000	12,735,534	688,891
09/05/2024	Royal Bank of Canada	USD	13,103,085	MXN	234,451,000	12,518,274	584,811
See accompanying Notes  to Portfolio of Investments.

Portfolio of Investments (unaudited)  (concluded)
As of July 31, 2024
abrdn Asia-Pacific Income Fund, Inc.

Sale Contracts Settlement Date*	Counterparty	Currency Purchased	Amount Purchased	Currency Sold	Amount Sold	Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/Philippine Peso
08/28/2024	Royal Bank of Canada	USD	28,987,828	PHP	1,693,054,388	$29,006,690	$(18,862)
						$121,012,089	$851,276
Unrealized appreciation on forward foreign currency exchange contracts							$2,643,549
Unrealized depreciation on forward foreign currency exchange contracts							$(1,361,859)

*	Certain contracts with different trade dates and like characteristics have been shown net.

At July 31, 2024, the Fund held the following centrally cleared interest rate swaps:

Currency	Notional Amount	Expiration Date	Counterparty	Receive (Pay) Floating Rate	Floating Rate Index	Fixed Rate	Frequency of Paid Payments Made	Premiums Paid (Received)	Value	Unrealized Appreciation/ (Depreciation)
USD	25,000,000	03/17/2033	Citigroup	Receive	12-month SOFR	3.38%	Annually	$-	$622,613	$622,613
USD	20,000,000	03/17/2030	Citigroup	Receive	12-month SOFR	3.46%	Annually	-	316,296	316,296
USD	20,000,000	03/17/2032	Citigroup	Receive	12-month SOFR	3.40%	Annually	-	431,506	431,506
USD	35,000,000	07/13/2033	Citigroup	Receive	12-month SOFR	3.71%	Annually	-	(222,575)	(222,575)
								$-	$1,147,840	$1,147,840
USD	7,000,000	07/13/2033	Citigroup	Pay	12-month SOFR	3.71%	Annually	(240,801)	43,882	284,683
USD	10,000,000	07/13/2033	Citigroup	Pay	12-month SOFR	3.71%	Annually	(609,321)	(356,027)	253,294
USD	7,000,000	07/13/2033	Citigroup	Pay	12-month SOFR	3.71%	Annually	(406,878)	(228,567)	178,311
								$(1,257,000)	$(540,712)	$716,288
								$(1,257,000)	$607,128	$1,864,128

See accompanying Notes  to Portfolio of Investments.

Notes to Portfolio of Investments
July 31, 2024 (unaudited)

1.    Summary of Significant Accounting Policies
a.    Security Valuation:
The Fund values its securities at current market value or fair value, consistent with regulatory requirements. "Fair value" is defined in the Fund's Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date. Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the "1940 Act"), the Board of Directors (the "Board") designated abrdn Asia Limited (“abrdn Asia” or the “Investment Manager”) as the valuation designee ("Valuation Designee") for the Fund to perform the fair value determinations relating to Fund investments for which market quotations are not readily available or deemed unreliable.
Long-term debt and other fixed-income securities are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service provider. If there are no current day bids, the security is valued at the previously applied bid. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size and the strategies employed by the Valuation Designee generally trade in round lot sizes. In certain circumstances, some trades may occur in smaller “odd lot” sizes which may be effected at lower, or higher, prices than institutional round lot trades. Short-term debt securities (such as commercial paper and U.S. treasury bills) having a remaining maturity of 60 days or less are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service, or on the basis of amortized cost, if it represents the best approximation of fair value. Debt and other fixed-income securities are generally determined to be Level 2 investments.
Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the 1940 Act, and has an objective, which is not guaranteed, to maintain a $1.00 per share NAV. Generally, these investment types are categorized as Level 1 investments.
Derivatives are valued at fair value. Exchange traded derivatives are generally Level 1 investments and over-the-counter and centrally cleared derivatives are generally Level 2 investments. Forward foreign currency contracts are generally valued based on the bid price of the forward rates and the current spot rate. Forward exchange rate quotations are available for scheduled settlement dates, such as 1-, 3-, 6-, 9- and 12-month periods. An interpolated valuation is derived based on the actual settlement dates of the forward contracts held. Futures contracts are valued at the settlement price or at the last bid price if no settlement price is available. Interest rate swaps agreements are generally valued by an approved pricing agent based on the terms of the swap agreement (including future cash flows).
In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Valuation Designee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. Under normal circumstances the Valuation Time is as of the close of regular trading on the New York Stock Exchange ("NYSE") (usually 4:00 p.m. Eastern Time). A security that has been fair valued by the Investment Manager may be classified as Level 2 or Level 3 depending on the nature of the inputs.
In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1, the highest level, measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for similar assets, and Level 3, the lowest level, measurements to valuations based upon unobservable inputs that are significant to the valuation. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement.
Open-end mutual funds are valued at the respective NAV as reported by such company. The prospectuses for the registered open-end management investment companies in which the Fund invests explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing. Closed-end funds and exchange-traded funds (“ETFs”) are valued at the market price of the security at the Valuation Time (defined below). A security using any of these pricing methodologies is generally determined to be a Level 1 investment.
The three-level hierarchy of inputs is summarized below:
Level 1 - quoted prices (unadjusted) in active markets for identical investments;
9

Notes to Portfolio of Investments  (concluded)
July 31, 2024 (unaudited)

Level 2 - other significant observable inputs (including valuation factors, quoted prices for similar securities, interest rates, prepayment speeds, and credit risk, etc.); or
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
10